Reinsurance (Tables)	12 Months Ended
Dec. 31, 2024
Reinsurance Disclosures [Abstract]
Summary of Assumed and Ceded Reinsurance on Premiums Written, Premiums Earned and Insurance Losses and Loss Adjustment Expenses
The effect of assumed and ceded reinsurance on premiums written, premiums earned and losses and loss adjustment expenses for the twelve months ended December 31, 2024, 2023 and 2022 was as follows:

	Twelve Months Ended December 31,
	2024	2023	2022
	($ in millions)
Premiums written:
Insurance	$2,723.5	$2,446.6	$2,531.7
Reinsurance	1,885.8	1,521.0	1,807.0
Ceded	(1,666.7)	(1,385.7)	(1,442.7)
Net written premiums	$2,942.6	$2,581.9	$2,896.0

Premiums earned:
Insurance	$2,565.7	$2,444.8	$2,370.8
Reinsurance	1,822.1	1,562.0	1,617.2
Ceded	(1,498.1)	(1,392.3)	(1,299.3)
Net earned premiums	$2,889.7	$2,614.5	$2,688.7

Losses and loss adjustment expenses:
Insurance	$1,759.1	$1,644.5	$1,574.2
Reinsurance	915.8	707.2	939.5
Ceded	(957.1)	(798.7)	(833.7)
Losses and loss adjustment expenses	$1,717.8	$1,553.0	$1,680.0